INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES
4.	I NVESTMENT SECURITIES
On May 30, 2019, Melco executed a definitive purchase agreement as amended on August 28, 2019 (collectively, the “Share Sale Agreement”) pursuant to which Melco agreed to, through its subsidiary, acquire and an independent third party, CPH Crown Holdings Pty Limited (“CPH”), agreed to sell, an aggregate of

135,350,000

shares of Crown Resorts Limited (“Crown”), an Australian-listed corporation, representing approximately

19.99%

of the issued shares of Crown, in two equal tranches (the “Transaction”) at Australian dollar
s
(“AUD”) 13.00 per share
.
On June 6, 2019, the Company completed the acquisition of the first tranche of approximately
9.99%
issued shares of Crown and recognized non-current investment securities of

$
618,455
(including transaction costs).
On February 6, 2020, the Company agreed with CPH to terminate the obligation to purchase the second tranche of approximately
9.99%
issued shares of Crown as contemplated under the Share Sale Agreement at no consideration.
As of December 31, 2019, the investment securities represented investments in marketable equity securities, which comprised investments in mutual funds that mainly invest in bonds and fixed interest securities of $49,369 and investments in 9.99% issued shares of Crown of $568,936. As of December 31, 2018, the investment securities solely represented investments in marketable equity securities, which comprised investments in mutual funds that mainly invest in bonds and fixed interest securities of $ 91,598.
The components of (losses) gains on marketable equity securities were as follows:

	Year Ended December 31,
	2019	2018
Net losses recognized on marketable equity securities	$(41,737)	$(111)
Less: Net (gains) losses recognized on marketable equity securities sold during the year	(3,085)	1,345

Unrealized (losses) gains recognized on marketable equity securities still held at the reporting date	$(44,822)	$1,234